Disposal of Subsidiary	12 Months Ended
Oct. 31, 2023
Disposal of Subsidiary [Abstract]
DISPOSAL OF SUBSIDIARY

NOTE 21 – DISPOSAL OF SUBSIDIARY

On August 4, 2023, the Company completed the disposal of its wholly-owned subsidiary, Zhejiang Jiuzi New Energy Network Technology Co., Ltd (“Jiuzi New Energy”), pursuant to a sale agreement for a total consideration of $151,580. The Company recognized a gain of $619,121 on the disposal which was primarily attributed to the fact that Jiuzi New Energy had a net asset deficit at the time of disposal.